UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05739

Name of Fund: BlackRock MuniEnhanced Fund, Inc. (MEN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock

MuniEnhanced Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2016

Date of reporting period: 07/31/2015

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2015 (Unaudited)	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.4%
County of Jefferson Alabama, RB, Limited Obligation School, Series A:
5.50%, 1/01/22	$2,750	$2,770,625
4.75%, 1/01/25	2,200	2,216,500

		4,987,125
Alaska — 0.7%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	990	1,121,799
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC):
6.00%, 9/01/19 (a)	765	912,117
6.00%, 9/01/28	435	509,350

		2,543,266
Arizona — 1.3%
Greater Arizona Development Authority, RB, Series B (NPFGC), 5.00%, 8/01/35	1,300	1,303,900
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	2,700	2,990,385
5.00%, 10/01/29	400	443,924

		4,738,209
Arkansas — 0.1%
County of Pulaski Arkansas Public Facilities Board, RB, 5.00%, 12/01/42	390	419,792
California — 19.5%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC):
5.40%, 10/01/24	10,185	11,051,031
5.45%, 10/01/25	3,700	4,018,570
Anaheim Public Financing Authority California, RB, Senior, Public Improvements Project, Series A (AGM), 6.00%, 9/01/24	5,000	5,867,600
Cabrillo Community College District, GO, CAB, Election of 2004, Series B (NPFGC), 0.00%, 8/01/37 (b)	2,400	840,528
Municipal Bonds	Par (000)	Value
California (continued)
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	$550	$628,655
Sutter Health, Series B, 5.88%, 8/15/31	1,200	1,417,404
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/37	1,090	1,211,720
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/37	2,000	2,123,660
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	1,480	1,618,276
City of Redding California, COP, Refunding, Series A (AGM), 5.00%, 6/01/30	1,420	1,550,541
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.75%, 3/01/34	850	974,661
County of Orange California Sanitation District, COP, Series B (AGM), 5.00%, 2/01/17 (a)	1,500	1,602,525
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	2,175	2,618,200
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/40	1,490	1,650,980
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (a)	1,300	1,414,036
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 0.00%, 8/01/43 (c)	2,500	1,781,100
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement, Election of 2008, Series B, 0.00%, 8/01/36 (b)	3,750	1,522,125
Rio Hondo Community College District California, GO, CAB, Election of 2004, Series C, 0.00%, 8/01/38 (b)	5,000	1,883,250

BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2015	1

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
San Diego California Unified School District, GO, CAB, Election of 2008 (b):
Series C, 0.00%, 7/01/38	$1,600	$603,520
Series G, 0.00%, 7/01/34	650	261,170
Series G, 0.00%, 7/01/35	690	260,882
Series G, 0.00%, 7/01/36	1,035	369,464
Series G, 0.00%, 7/01/37	690	230,529
San Diego California Unified School District, GO, Refunding, Series R-1 (b):
0.00%, 7/01/30	5,000	2,814,400
0.00%, 7/01/31	1,280	681,459
San Diego Community College District California, GO, CAB, Election of 2006 (b):
0.00%, 8/01/31	2,145	1,048,197
0.00%, 8/01/32	2,680	1,226,046
San Marcos Unified School District, GO, Election of 2010, Series A:
5.00%, 8/01/34	700	794,549
5.00%, 8/01/38	600	677,034
San Mateo County Community College District, GO, CAB, Election of 2001, Series C (NPFGC), 0.00%, 9/01/30 (b)	12,740	7,515,326
State of California, GO, Refunding, Various Purposes, 5.00%, 10/01/41	1,000	1,114,770
State of California Public Works Board, LRB, Judicial Council Projects, Series A, 5.00%, 3/01/38	710	793,404
Walnut Valley Unified School District, GO, CAB, Election of 2007, Series B, 0.00%, 8/01/36 (b)	5,500	2,200,990
West Basin Municipal Water District California, COP, Refunding, Series B (AGC), 5.00%, 8/01/30	5,035	5,505,722

		69,872,324
Colorado — 0.8%
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	2,000	2,281,460
Municipal Bonds	Par (000)	Value
Colorado (concluded)
Regional Transportation District, COP, Series A, 5.00%, 6/01/39	$575	$636,525

		2,917,985
District of Columbia — 1.6%
District of Columbia Ballpark Revenue, RB, Series B-1 (NPFGC), 5.00%, 2/01/31	5,480	5,570,749
Florida — 9.7%
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 4/01/39	1,600	1,717,344
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/18 (a)	850	963,025
County of Collier Florida School Board, COP (AGM), 5.00%, 2/15/16 (a)	3,000	3,077,160
County of Duval Florida School Board, COP, Master Lease Program (AGM), 5.00%, 7/01/17 (a)	2,625	2,792,002
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	1,450	1,685,176
County of Hillsborough Florida Aviation Authority, RB, Series A, AMT (AGC), 5.38%, 10/01/33	4,050	4,444,065
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	960	1,107,542
5.38%, 10/01/32	3,160	3,501,722
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1, 5.75%, 7/01/33	1,400	1,568,532
County of Miami-Dade Florida, RB, Seaport:
Series A, 6.00%, 10/01/38	2,025	2,429,554
Series B, AMT, 6.00%, 10/01/30	640	774,515
Series B, AMT, 6.25%, 10/01/38	415	506,649
Series B, AMT, 6.00%, 10/01/42	660	773,216
County of Miami-Dade Florida Aviation, Refunding ARB, AMT, 5.00%, 10/01/34	190	207,653

2	BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2015

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
County of Orange Florida School Board, COP, Series A, 5.00%, 8/01/16 (a)	$2,000	$2,092,600
County of Palm Beach Florida Solid Waste Authority, Refunding RB, 5.00%, 10/01/31	2,000	2,316,780
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	275	305,025
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT:
5.13%, 6/01/27	2,000	2,293,200
5.38%, 10/01/29	1,050	1,214,315
South Florida Water Management District, COP (AGC), 5.00%, 10/01/22	1,000	1,054,470

		34,824,545
Georgia — 3.6%
County of Burke Georgia Development Authority, Refunding RB, Oglethorpe Power-Vogtle Project, Series C, 5.70%, 1/01/43	1,150	1,245,278
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	500	567,900
Municipal Electric Authority of Georgia, Refunding RB, Series EE (AMBAC), 7.00%, 1/01/25	7,475	10,116,814
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 4/01/31	190	208,457
5.00%, 4/01/33	140	153,056
5.00%, 4/01/44	625	668,000

		12,959,505
Illinois — 20.4%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.75%, 1/01/39	5,110	5,858,768
Series B-2, AMT (Syncora), 6.00%, 1/01/29	1,460	1,466,278
Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois, GO, Refunding, Series A:
5.00%, 1/01/34	$5,750	$5,337,725
Project, 5.25%, 1/01/33	2,700	2,595,591
City of Chicago Illinois, GO, 5.25%, 1/01/35	400	381,260
City of Chicago Illinois, Refunding RB, Sales Tax Receipts, Series A, 5.00%, 1/01/41	3,425	3,504,049
City of Chicago Illinois Park District, GO, Harbor Facilities Revenue, Series C, 5.25%, 1/01/40	550	570,686
City of Chicago Illinois Transit Authority, RB:
5.25%, 12/01/49	900	955,908
Sales Tax Receipts, 5.25%, 12/01/36	595	632,449
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	285	308,547
Illinois Finance Authority, RB, Carle Foundation, Series A:
5.75%, 8/15/34	650	752,719
6.00%, 8/15/41	1,000	1,166,370
Illinois Finance Authority, Refunding RB, Silver Cross Hospital And Medical Centers:
4.13%, 8/15/37	700	685,097
5.00%, 8/15/44	700	745,472
Illinois HDA, RB, Liberty Arms Senior Apartments, M/F Housing, Series D, AMT (AMBAC), 4.88%, 7/01/47	2,115	2,117,792
Illinois Municipal Electric Agency, RB, Series A (NPFGC), 5.25%, 2/01/17 (a)	1,000	1,069,740
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 6/15/30	12,490	12,662,487
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, GO, Refunding, 5.25%, 1/01/33	9,145	10,380,215
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project, Series A (NPFGC) (b):
0.00%, 12/15/26	5,000	3,277,800
0.00%, 12/15/33	9,950	4,322,479

BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2015	3

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project, Series B:
CAB (AGM), 0.00%, 6/15/44 (b)	$3,450	$815,131
4.25%, 6/15/42	1,070	1,019,699
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	675	794,414
Regional Transportation Authority, RB, Series A (AMBAC), 7.20%, 11/01/20	6,455	7,384,391
State of Illinois, GO:
5.25%, 2/01/33	830	859,921
5.50%, 7/01/33	820	881,984
5.25%, 2/01/34	830	857,573
5.50%, 7/01/38	445	471,607
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 4/01/39	905	986,604

		72,862,756
Indiana — 1.5%
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,100	1,269,950
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	515	536,496
Private Activity Bond, Ohio River Bridges, AMT, 5.00%, 7/01/40	890	930,789
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC):
5.25%, 1/01/29	600	670,188
5.50%, 1/01/38	1,825	2,055,516

		5,462,939
Iowa — 3.4%
Iowa Finance Authority, RB, Iowa Health Care Facilities, Series A (AGC), 5.63%, 8/15/37	5,725	6,477,036
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	2,580	2,785,703
5.70%, 12/01/27	1,170	1,256,252
5.80%, 12/01/29	790	847,220
Municipal Bonds	Par (000)	Value
Iowa (concluded)
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT (concluded):
5.85%, 12/01/30	$825	$885,440

		12,251,651
Louisiana — 1.3%
City of New Orleans Louisiana Aviation Board, RB, Series B, AMT, 5.00%, 1/01/40	2,795	3,030,702
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 7/01/30	1,250	1,420,200

		4,450,902
Massachusetts — 1.5%
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	1,150	1,188,766
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 5/15/43	1,280	1,425,536
Massachusetts Water Resources Authority, Refunding RB, General, Series A (NPFGC), 5.00%, 8/01/34	2,530	2,710,971

		5,325,273
Michigan — 3.0%
City of Detroit Michigan Sewage Disposal System, Refunding RB, 2nd Lien, Series E (BHAC), 5.75%, 7/01/31	2,500	2,762,775
City of Detroit Michigan Water Supply System, RB, 2nd Lien, Series B (AGM), 6.25%, 7/01/36	400	435,032
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	1,700	1,994,678
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series D, 5.00%, 9/01/39	1,390	1,496,377
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I, 5.00%, 10/15/45 (d)	865	955,937
Series I-A, 5.38%, 10/15/36	145	166,569
Series I-A, 5.38%, 10/15/41	700	802,403

4	BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2015

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
State of Michigan Building Authority, Refunding RB, Facilities Program (concluded):
Series II-A (AGM), 5.25%, 10/15/36	$900	$1,000,908
State of Michigan HDA, RB, S/F Housing, Series C, AMT, 5.50%, 12/01/28	790	832,834
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	380	418,387

		10,865,900
Minnesota — 0.8%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	2,500	2,859,400
Nebraska — 1.8%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 9/01/37	750	816,473
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.00%, 9/01/32	5,000	5,427,600

		6,244,073
Nevada — 1.6%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	850	973,904
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A:
5.25%, 7/01/42	500	559,815
(AGM), 5.25%, 7/01/39	3,800	4,256,266
County of Clark Nevada, RB, Southwest Gas Corp. Project, Series A, AMT (NPFGC), 4.75%, 9/01/36	75	75,505

		5,865,490
New Jersey — 10.2%
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/31	3,125	3,179,031
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	7,800	7,934,862
Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey EDA, RB (concluded):
Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.13%, 1/01/34	$685	$746,486
School Facilities Construction (AGC), 6.00%, 12/15/18 (a)	1,975	2,302,060
School Facilities Construction (AGC), 6.00%, 12/15/34	25	28,540
School Facilities Construction, Series UU, 5.00%, 6/15/34	570	590,628
School Facilities Construction, Series UU, 5.00%, 6/15/40	1,420	1,456,764
The Goethals Bridge Replacement Project, Private Activity Bond, AMT, 5.38%, 1/01/43	895	958,652
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/26	600	660,864
5.75%, 12/01/27	3,870	4,290,050
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	1,230	1,252,915
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.25%, 6/15/33	1,460	1,539,760
Transportation Program, Series AA, 5.00%, 6/15/38	1,760	1,809,421
Transportation System, CAB, Series A, 0.00%, 12/15/29 (b)	4,360	2,076,057
Transportation System, Series A, 5.50%, 6/15/41	2,000	2,107,940
Transportation System, Series AA, 5.50%, 6/15/39	1,150	1,232,547
Transportation System, Series B, 5.50%, 6/15/31	1,000	1,068,050
Transportation System, Series B, 5.00%, 6/15/42	2,500	2,558,575
Transportation System, Series D, 5.00%, 6/15/32	625	650,106

		36,443,308

BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2015	5

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 5.6%
City of New York New York Municipal Water Finance Authority, Refunding RB, Second General Resolution, Fiscal 2012, Series BB, 5.25%, 6/15/44	$1,425	$1,600,874
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4, 5.50%, 1/15/33	1,600	1,819,200
City of New York New York Transitional Finance Authority, RB, Fiscal 2009, Series S-4, 5.50%, 1/15/34	2,750	3,126,750
City of New York New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	1,480	1,696,420
County of Erie New York Industrial Development Agency, RB, City School District of Buffalo, Series A (AGM), 5.75%, 5/01/17 (a)	1,500	1,635,105
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012, Series A, 5.75%, 2/15/47	700	797,076
Metropolitan Transportation Authority, RB, Series C, 6.50%, 11/15/28	4,000	4,698,600
Port Authority of New York & New Jersey, Refunding RB, AMT, 5.00%, 10/01/30	620	636,145
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	1,200	1,375,284
State of New York HFA, RB, Affordable Housing, M/F, Series B, AMT, 5.30%, 11/01/37	2,500	2,560,975

		19,946,429
Ohio — 1.3%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	530	651,948
State of Ohio Turnpike Commission, RB, CAB, Junior Lien, Infrastructure Projects, Series A-2, 0.00%, 2/15/37 (b)	10,000	3,842,700

		4,494,648
Municipal Bonds	Par (000)	Value
Pennsylvania — 5.2%
Commonwealth Financing Authority, RB, Series B, 5.00%, 6/01/42	$1,600	$1,723,504
Pennsylvania Economic Development Financing Authority, RB, The Pennsylvania Rapid Bridge Replacement Project, AMT:
5.00%, 12/31/34	7,290	7,809,412
5.00%, 12/31/38	1,305	1,388,559
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 9/01/50	4,125	4,518,195
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	620	686,706
Series C, 5.50%, 12/01/33	555	651,248
Subordinate, Special Motor License Fund, 6.00%, 12/01/36	575	676,522
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.00%, 12/01/40	765	848,316
Philadelphia School District, GO, Series E:
6.00%, 9/01/18 (a)	5	5,757
6.00%, 9/01/38	395	441,547

		18,749,766
South Carolina — 5.8%
Charleston Educational Excellence Finance Corp., RB (AGC), 5.25%, 12/01/15 (a)	3,120	3,172,666
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	115	137,719
South Carolina Transportation Infrastructure Bank, RB, Series A, 5.25%, 10/01/40	3,000	3,359,430
State of South Carolina Public Service Authority, RB, Santee Cooper:
Series A, 5.50%, 12/01/54	8,725	9,780,027
Series E, 5.50%, 12/01/53	745	832,493

6	BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2015

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
South Carolina (concluded)
State of South Carolina Public Service Authority, Refunding RB:
Santee Cooper, Series B, 5.00%, 12/01/38	$2,080	$2,298,983
Series A, 5.50%, 1/01/19 (a)	80	91,974
Series A, 5.50%, 1/01/38	920	1,030,998

		20,704,290
Tennessee — 1.6%
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Vanderbilt University, Series B, 5.50%, 10/01/29	5,000	5,768,650
Texas — 13.9%
Central Texas Turnpike System, Refunding RB, 2nd Tier, Series C, 5.00%, 8/15/34	1,465	1,597,231
City of Houston Texas Utility System, Refunding RB, Combined 1st Lien, Series A (AGC):
6.00%, 11/15/35	2,100	2,469,180
5.38%, 11/15/38	1,350	1,524,596
City of San Antonio Texas Public Service Board, RB, Junior Lien, 5.00%, 2/01/38	575	639,072
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/36 (b)	2,130	822,627
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Children’s Medical Center, 5.25%, 12/01/39	750	851,085
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series D, 5.00%, 11/01/38	1,975	2,102,249
Series D, 5.00%, 11/01/42	1,500	1,585,530
Series H, 5.00%, 11/01/32	3,000	3,266,310
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	975	1,121,162
Leander ISD, GO, Refunding, CAB, Series D, 0.00%, 8/15/38 (b)	3,420	1,240,468
Mansfield Texas ISD, GO, School Building (PSF-GTD), 5.00%, 2/15/17 (a)	1,725	1,840,127
Municipal Bonds	Par (000)	Value
Texas (concluded)
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 9/01/43 (b)	$9,000	$2,007,720
North Texas Tollway Authority, Refunding RB, 1st Tier:
System, Series A, 6.00%, 1/01/28	2,795	3,203,266
System, Series A (NPFGC), 5.75%, 1/01/40	1,600	1,754,768
System, Series K-2 (AGC), 6.00%, 1/01/38	4,015	4,558,430
Series K-1 (AGC), 5.75%, 1/01/38	3,800	4,273,632
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project, CAB (b):
0.00%, 9/15/35	4,990	1,985,022
0.00%, 9/15/36	11,525	4,317,841
0.00%, 9/15/37	8,245	2,905,208
Texas Municipal Gas Acquisition & Supply Corp. III, RB:
5.00%, 12/15/32	1,000	1,073,820
Natural Gas Utility Improvements, 5.00%, 12/15/31	1,190	1,281,809
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 8/15/41	3,080	3,339,983

		49,761,136
Washington — 1.2%
Central Puget Sound Regional Transit Authority, RB, Series A, 5.00%, 11/01/17 (a)	1,600	1,722,480
Port of Seattle Washington, RB, Series C, AMT, 5.00%, 4/01/40 (d)	1,015	1,100,301
Washington Health Care Facilities Authority, RB, Providence Health & Services, Series A:
5.00%, 10/01/39	525	571,100
5.25%, 10/01/39	625	689,800

		4,083,681

BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2015	7

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Wisconsin — 0.4%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	$1,375	$1,514,521
Total Municipal Bonds — 119.2%		426,488,313

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
Arizona — 0.8%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 7/01/34	1,200	1,338,084
Salt River Project Agricultural Improvement & Power District, RB, Electric System, Series A, 5.00%, 1/01/38	1,500	1,618,170

		2,956,254
California — 2.0%
County of San Diego California Water Authority, COP, Refunding, Election of 2014, Series A (AGM), 5.00%, 5/01/33	2,810	3,078,496
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (a)	2,500	2,719,300
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	404	462,389
University of California, RB, Series O, 5.75%, 5/15/19 (a)	840	986,913

		7,247,098
Colorado — 2.4%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A:
5.50%, 7/01/34 (f)	900	1,018,341
5.00%, 2/01/41	7,000	7,521,220

		8,539,561
District of Columbia — 1.7%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (f)	1,005	1,166,916
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/18 (a)(f)	1,779	2,055,732
Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
District of Columbia (concluded)
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	$2,530	$2,804,100

		6,026,748
Florida — 10.8%
City of Tallahassee Florida, RB, Energy System (NPFGC):
5.00%, 10/01/32 (f)	4,000	4,288,600
5.00%, 10/01/37	7,500	8,034,525
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 7/01/42	4,480	4,935,795
County of Miami-Dade Florida School Board, COP, Refunding, Series B (AGC), 5.00%, 5/01/33	10,000	10,825,700
County of Miami-Dade Florida Water & Sewer System (AGM), 5.00%, 10/01/39	4,621	5,224,337
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 8/01/34	3,544	3,951,833
State of Florida Board of Education, GO, Series D, 5.00%, 6/01/37 (f)	1,349	1,452,566

		38,713,356
Illinois — 4.1%
City of Chicago Illinois, RB, Motor Fuel Tax Project, Series A (AGC), 5.00%, 1/01/38	2,000	2,028,980
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.00%, 6/15/42	260	269,190
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34 (f)	4,399	4,888,417
State of Illinois Toll Highway Authority, RB:
Senior Priority, Series B, 5.50%, 1/01/33	1,880	2,056,055
Senior Series A, 5.00%, 1/01/40	2,730	3,025,167
Series A, 5.00%, 1/01/38	2,138	2,328,594

		14,596,403
Louisiana — 1.6%
State of Louisiana Gas & Fuels, RB, Series A (AGM), 5.00%, 5/01/16 (a)	5,400	5,590,944

8	BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2015

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Michigan — 2.3%
Michigan Finance Authority, RB, Hospital, Trinity Health Credit Group, 5.00%, 12/01/39	$7,550	$8,300,470
Nevada — 3.2%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/39 (f)	3,778	4,320,033
County of Clark Nevada Water Reclamation District, GO, Series B:
Limited Tax, 5.75%, 7/01/34	1,829	2,121,462
5.50%, 7/01/29	4,499	5,154,455

		11,595,950
New Jersey — 0.5%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (f)	1,840	1,930,198
New York — 4.2%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	1,260	1,411,954
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	5,680	6,286,752
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2014, Series DD, 5.00%, 6/15/35	1,665	1,893,454
Metropolitan Transportation Authority, RB, Sub-Series D-1, 5.25%, 11/15/44	3,470	3,948,201
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34 (f)	1,300	1,457,014

		14,997,375
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 1/01/34	580	655,945
Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
South Carolina — 0.4%
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38 (f)	$1,275	$1,428,829
Texas — 1.1%
Clear Creek ISD Texas, GO, Refunding, School Building (PSF-GTD), 5.00%, 2/15/33	2,200	2,325,312
North East Texas ISD, GO, School Building, Series A (PSF-GTD), 5.00%, 8/01/17 (a)(f)	1,600	1,728,336

		4,053,648
Utah — 1.6%
Utah Transit Authority, RB, Series A (AGM), 5.00%, 6/15/18 (a)	5,000	5,573,950
Virginia — 0.1%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	350	390,546
Washington — 2.2%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/17 (a)	4,004	4,316,303
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	2,880	3,343,335

		7,659,638
Wisconsin — 1.0%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group:
Series A, 5.00%, 4/01/42	1,980	2,148,419
Series C, 5.25%, 4/01/39 (f)	1,430	1,548,651

		3,697,070
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 40.2%		143,953,983
Total Long-Term Investments (Cost — $522,946,516) — 159.4%		570,442,296

BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2015	9

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.02% (g)(h)	2,508,940	$2,508,940
Total Short-Term Securities (Cost — $2,508,940) — 0.7%		2,508,940

Value
Total Investments (Cost — $525,455,456*) — 160.1%	$572,951,236
Other Assets Less Liabilities — 0.5%	1,947,652
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (20.8)%	(74,520,379)
VRDP Shares, at Liquidation Value — (39.8)%	(142,500,000)

Net Assets Applicable to Common Shares — 100.0%	$357,878,509

Notes to Schedule of Investments

*	As of July 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$451,877,288

Gross unrealized appreciation	$48,908,207
Gross unrealized depreciation	(2,332,032)

Net unrealized appreciation	$46,576,175

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Zero-coupon bond.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
J.P. Morgan Securities LLC	$955,937	$3,668
Morgan Stanley & Co. International PLC	$1,100,301	$13,022

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(f)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expire from February 1, 2016 to December 1, 2019, is $14,901,727.

(g)	During the period ended July 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2015	Net Activity	Shares Held at July 31, 2015	Income
FFI Institutional Tax-Exempt Fund	1,577,185	931,755	2,508,940	$139

(h)	Represents the current yield as of report date.

10	BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2015

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
GTD	Guaranteed
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Public School Fund
RB	Revenue Bonds
S/F	Single-Family
Syncora	Syncora Guarantee

•	Financial Futures Contracts

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(100)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2015	$12,743,750	$(33,739)
(75)	5-Year U.S. Treasury Note	Chicago Board of Trade	September 2015	$8,988,281	(47,570)
Total					$(81,309)

BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2015	11

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)

Fair Value Hierarchy as of July 31, 2015

•

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of July 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$570,442,296	—	$570,442,296
Short-Term Securities	$2,508,940	—	—	2,508,940

Total	$2,508,940	$570,442,296	—	$572,951,236

[1] See above Schedule of Investments for values in each state or political sub-division.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(81,309)	—	—	$(81,309)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

12	BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2015

Schedule of Investments (concluded)	BlackRock MuniEnhanced Fund, Inc. (MEN)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$202,500	—	—	$202,500
Liabilities:
TOB Trust Certificates	—	$(74,497,773)	—	(74,497,773)
VRDP Shares	—	(142,500,000)	—	(142,500,000)

Total	$202,500	$(216,997,773)	—	$(216,795,273)

During the period ended July 31, 2015, there were no transfers between levels.

BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2015	13

Item 2	–	Controls and Procedures

2(a) –		The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –		There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniEnhanced Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniEnhanced Fund, Inc.

Date: September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniEnhanced Fund, Inc.

Date: September 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniEnhanced Fund, Inc.

Date: September 22, 2015